Particulars of Employees (including Directors) (Tables)	12 Months Ended
Jun. 30, 2023
Additional information [abstract]
Schedule of particulars of employees (including directors)

	2023 No.	2022 No.	2021 No.
Average number of staff employed by the group during the year (including directors):
Number of operational staff	10,872	9,492	6,943
Number of administrative staff	1,081	927	744
Number of management staff	8	7	8
Total	11,961	10,426	7,695

	2023 £’000	2022 £’000	2021 £’000
Aggregate payroll costs of the above were:
Wages and salaries	£481,399	£363,879	£252,553
Social security contributions	32,844	23,970	15,810
Pension contributions - defined contribution plan	12,034	9,353	4,944
Share-based compensation expense	31,058	35,005	24,427
Total	£557,335	£432,207	£297,734